Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract].
Goodwill

Note 7. Goodwill

Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
	(U.S. $ in millions)
Balance at January 1,	$387.1	$385.6
Currency translation adjustments and disposition	(1.3)	1.5
Balance at December 31,	$385.8	$387.1

Goodwill impairment assessment for the year ended December 31, 2018

The Company performed a quantitative assessment for goodwill impairment for its Stratasys-Objet reporting unit and concluded that the fair value of Stratasys-Objet reporting unit exceeded its carrying amount by approximately 8%, with a carrying amount of goodwill assigned to this reporting unit in the amount of $386 million.

When evaluating the fair value of Stratasys-Objet reporting unit under the income approach, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long-term future growth rate of 3.1% determined based on the growth prospects of the reporting unit; and (c) a discount rate of 14.0% which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the Stratasys-Objet reporting unit's operations and the uncertainty inherent in the Company's internally developed forecasts.

In order to assess the reasonableness of its cash flow projections used for its goodwill impairment analysis, the Company compared the aggregate fair value of its reporting units to its market capitalization and calculated the implied control premium. The Company calculated its market capitalization using an average price of its shares, as it believes that it is more indicative to its fair value than using the December 31, 2018 price of its shares, due to the volatility in the stock markets during December 2018 and the subsequent significant positive correction. The Company believes that its fair value assessment is reasonably supported by its calculated market capitalization.

Actual results may differ from those assumed in the Company's valuation method. It is reasonably possible that the Company's assumptions described above could change in future periods. If any of these were to vary materially from the Company's plans, it may record impairment of goodwill allocated to this reporting unit in the future. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would have reduced the fair value of Stratasys-Objet reporting unit by approximately $48 million and $80 million, respectively.

Based on the Company’s assessment as of December 31, 2018, no goodwill was determined to be impaired.

Determining the fair value of the Stratasys-Objet reporting unit requires significant judgment, including judgments about the appropriate discount rates, terminal growth rates, weighted average costs of capital and the amount and timing of projected future cash flows. The Company will continue to monitor the fair value of its Stratasys-Objet reporting unit to determine whether events and changes in circumstances such as further deterioration in the business climate or operating results, significant decline in the Company's share price, changes in management’s business strategy or downward changes of the Company's cash flows projections, warrant further interim impairment testing.

Goodwill impairment assessments for the year ended December 31, 2017 and 2016

During the fourth quarter of 2017, the Company performed a quantitative assessment for goodwill impairment for its Stratasys-Objet reporting unit. Following its quantitative assessment, the Company concluded that the fair value of Stratasys-Objet reporting unit exceeded it carrying amount by approximately 7%, with a carrying amount of goodwill assigned to this reporting unit in the amount of $387 million.

During the fourth quarter of 2016, the Company performed a quantitative assessment for goodwill impairment for its Stratasys-Objet reporting unit. Following its quantitative assessment, the Company concluded that the fair value of Stratasys-Objet reporting unit exceeded it carrying amount by approximately 5%, with a carrying amount of goodwill assigned to this reporting unit in the amount of $386 million.

Based on the Company’s assessment as of December 31, 2017 and 2016, no goodwill was determined to be impaired.